Performance Management - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund commenced operations on June 16, 2014. The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe. The Adviser believes that the additional index reflects certain market sectors in which the Fund invests and the Fund’s strategy of allocating assets among a variety of non‑traditional or alternative investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary. The Fund’s current performance for the most recent month end can be obtained by calling 1‑855‑890‑7725 or by visiting the Fund’s website at www.bxmix.com. The Fund’s past performance is not an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe.
Bar Chart [Heading]	Average Annual Total Returns/Class I Shares Years Ending December 31
Bar Chart Closing [Text Block]	Best quarter: Q2 2020, 7.80% Worst quarter: Q1 2020, (14.79%) Year to date as of June 30, 2025: 2.80%
Performance Table Heading	Average AnnualTotal ReturnsPeriods EndingDecember 31, 2024
Performance Table Narrative
No Class R shares were outstanding as of December 31, 2024.
The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
The MSCI World Index TR captures large and mid‑cap representation across twenty-three developed market countries, covering approximately 85% of the free float-adjusted market capitalization in each country. As of the date of this Prospectus, it consists of the following country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index TR reflects the reinvestment of dividends.
The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty‑seven local currency markets. This multi‑currency benchmark includes treasury, government‑related, corporate and securitized fixed‑rate bonds from both developed and emerging markets issuers. The Bloomberg Global Aggregate Index does not reflect the reinvestment of dividends.
Indices are unmanaged and investors cannot invest in an index. Index information is included for comparison purposes only; the indices do not represent performance benchmarks or targets for the Fund. The indices may include holdings that are substantially different than those held by the Fund and do not reflect the strategy of the Fund. The indices do not reflect the deduction of fees or expenses.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.bxmix.com
Performance Availability Phone [Text]	1‑855‑890‑7725
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date
Bar Chart, Year to Date Return	2.80%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(14.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020